Earnings per Share	6 Months Ended
Jun. 30, 2019
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Earnings per Share

Note 19. Earnings per Share

Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.

Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the effects of dilutive potential shares (originated by the Company’s share-based payment program).

	June 30, 2019		June 30, 2018
	Per Series “B” Shares	Per Series “D” Shares	Per Series “B” Shares	Per Series “D” Shares
(in millions of shares)
Weighted average number of shares for basic earnings per share	9,244	8,635	9,244	8,634
Effect of dilution associated with non-vested shares for share based payment plans	2	9	3	11

	June 30, 2019				June 30, 2018
	Per Series “B” Shares		Per Series “D” Shares		Per Series “B” Shares		Per Series “D” Shares
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,246		8,645		9,246		8,645
Dividend rights per series		1.00		1.25		1.00		1.25

Weighted average number of shares further adjusted to reflect dividend rights
Basic earnings per share from continuing operations		0.43		0.54		0.48		0.61

Basic earnings per share from discontinued operations		—		—		0.01		0.01

Diluted earnings per share from continuing operations		0.43		0.54		0.48		0.61

Diluted earnings per share from discontinued operations		—		—		0.01		0.01

Allocation of earnings, weighted		46.11		53.89		46.11		53.89

Net controlling interest income allocated from continuing operations	Ps.	3,984	Ps.	4,655	Ps.	4,481	Ps.	5,237

Net controlling interest income allocated from discontinued operations	Ps.	—	Ps.	—	Ps.	61	Ps.	71